ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2023	2022

Hotel	$1,833	$250
Other	458	13

Sub-total	2,291	263
Less: allowances for credit losses	(10)	—

Accounts receivable, net	$2,281	$263

The Company’s allowances for credit losses as of December 31, 2023 were from its hotel receivables.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2023	2022	2021
Balance at beginning of year	$—	$—	$976
Provision for credit losses	10	—	—
Write-offs	—	—	(970)
Effect of exchange rate	—	—	(6)

Balance at end of year	$10	$—	$—